INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Income before income taxes	$ (592,288)	$ (6,687,709)
Taxes under statutory US tax rates	(201,378)	(2,273,821)
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	193,451	159,457
Foreign tax rate differential	19,122	2,126,593
Permanent differences	360	183
State taxes	(11,594)	(12,412)
Income tax expense	$ (39)